Revenue from contracts with customers - Significant estimates and judgments (Details) - adidas - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Aug. 01, 2015
Estimates and judgments
Term of extension of agreement (in years)	10 years
Minimum guarantee payable	£ 1,650.0			£ 750.0
Additional minimum guarantee payable	900.0
Maximum increase in guarantee payable per year	4.4
Amount of deduction for each year of non-participation in UEFA Champions League	£ 10.0
Amount of deduction for non-participation in UEFA Champions League			£ 10.0
Impact of changing estimated deduction by one year on revenue recognized in any one financial year		£ 0.8